Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2023
Share capital and reserves
Schedule of share capital

	2022	2022
	Number of shares	US$

Ordinary shares of $0 each	197,092,402	—
	197,092,402	—
Issued and fully paid
Balance at January 1, 2022	196,523,101	—
Issue of ordinary shares related to business combination	569,301	—
Balance at December 31, 2022	197,092,402	—

	2023	2023
	Number of shares	US$

Ordinary shares of $0 each	197,641,407	—
	197,641,407	—
Issued and fully paid
Balance at January 1, 2023	197,092,402	—
Issue of shares resulting from options exercise	549,005	—
Balance at December 31, 2023	197,641,407	—

Schedule of dividends

	2023	2022	2021
Dividends unpaid as at January 1	—	—	2,592
Dividends declared for year, per share US$ 4,800 (2021: 2,681)	—	—	96,000
Dividends paid	—	—	(98,562)
Effect of foreign exchange rates	—	—	(30)
Dividends unpaid as at December 31	—	—	—